Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

32.Related Party Transactions

Transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in the notes. Related party transactions are disclosed below.

32.1.   Remuneration of Key Management

The remuneration of the senior management consists of the remuneration of the CEO of the Company for the period ended December 31:

	For the period ended
	December 31
(in EUR 000)	2022	2021
Short-term remuneration & compensation	777	556
Post-employement benefits	29	20
Share based payment	118	117
Total	924	693

32.2.   Transactions with Non-Executive Directors and Shareholders:

	For the period ended December 31, 2022			For the period ended December 31, 2021
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	2,021	—	—	2,050	—	—
MINV SA	—	60	—	—	120	—
Donald Deyo	—	—	21	—	—	41
Robert Taub	—	—	76	—	—	58
Kevin Rakin	—	—	48	—	—	38
Pierre Gianello	—	—	42	—	—	22
Jan Janssen	—	—	12	—	—	35
Jurgen Hambrecht	—	—	46	—	—	28
Rita Mills	—	—	47	—	—	7
Giny Kirby	—	—	28	—	—	—
Raymond Cohen	—	—	23	—	—	—
Total	2,021	60	343	2,050	120	229
Amounts outstanding at year-end	1,243	60	95	565	60	47

The Company and Cochlear Limited, or Cochlear, have entered into a collaboration agreement, dated November 2018, under which they agreed to collaborate to further develop and progress commercialization of implantable treatments for sleep disordered breathing conditions. A new Statement of Work was entered into on June 8, 2020. Under this agreement, Cochlear is working with the Company in developing and enhancing the next generation implantable stimulator. This collaboration agreement lead to financial impact of €2.0 million for the year ended December 31, 2022,compared to €2.1 million for the year ended December 31, 2021.

32.3.   Transactions with related parties

The following is a description of related party transactions we have entered into with any members of our board of directors or executive officers or the holders of more than 3% of our share capital.

Consulting Agreement with Olivier Taelman

Effective September 1, 2021, the Company and Olivier Taelman decided by mutual agreement to terminate the employment contract of Olivier Taelman with the Company and to enter into an agreement, pursuant to which Mr. Taelman will perform his functions as CEO of the Company on a self-employed basis going forward. Pursuant to the terms of this agreement, Mr. Taelman will be entitled to receive an annual fee equal to the euro equivalent of $450,000, as well as a short term incentive and a long term incentive (in the form of the grant of warrants) in accordance with the Company’s remuneration policy as approved from time to time by the shareholders’ meeting of the Company. Mr. Taelman will continue to benefit from a company car, a laptop, a mobile phone, an occupational pension scheme and a hospitalization insurance.  The consulting agreement has an indefinite term and can be terminated by either us or Mr. Taelman at any time subject to a notice period of three months, supplemented with one month per completed year of services under the Agreement, with a maximum total notice period of nine months. We can immediately terminate the consulting agreement in case of serious cause.

Employment Agreement with Loïc Moreau

We are party to an employment agreement, dated October 8, 2021, with Loïc Moreau, our chief financial officer since January 1, 2022. Pursuant to the terms of his employment agreement, Mr. Moreau receives a base salary of €225,000 and is eligible to receive an annual cash bonus of up to €100,000 based on performance criteria established by our remuneration committee and board of directors. The employment agreement has an indefinite term and can be terminated by either us or Mr. Moreau at any time subject to prior notice in accordance with Belgian law. We can immediately terminate the employment agreement in case of serious cause.

Consulting Arrangements

MINV Consulting Agreements

On June 9, 2021, we entered into a consulting agreement with MINV SA, pursuant to which MINV SA (i) assisted our executive management during investor meetings in connection with our initial public offering on Nasdaq and (ii) provided various consultancy services, including to support our executive management in business development activities. For the year ended December 31, 2022, we paid MINV SA a total fee of €60,000 for said services rendered during 2022 until the expiration of the agreement on June 8, 2022.

Warrants to Our Board Directors and Executive Management

We have granted warrants to certain members of our board of directors and executive management.

Policies and Procedures for Related Person Transactions

We have adopted a related person transaction policy requiring that all related person transactions required to be disclosed by a foreign private issuer pursuant to the Exchange Act be approved by the audit committee or another independent body of our board of directors.